CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,441,802	$ 209,701	¥ 366,336
Restricted cash	10,010	1,456	3,185
Term deposit	96,969	14,104
Accounts receivable (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	58,925	8,570	32,867
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	656,399	95,469	578,454
Inventories	484,622	70,485	249,735
Short-term investments	50,482	7,342	13,721
Prepaid expenses and other current assets	58,247	8,473	51,062
Total current assets	2,857,456	415,600	1,295,360
Property, plant and equipment, net	40,042	5,824	28,755
Intangible assets, net	63,722	9,268	5,339
Goodwill	5,930	862	5,930
Long-term investments	208,949	30,390	85,238
Deferred tax assets	75,032	10,913	41,895
Other non-current assets	7,350	1,070	3,000
Total assets	3,258,481	473,927	1,465,517
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB671,942 and RMB1,059,676 as of December 31, 2017 and 2018, respectively)	1,064,106	154,768	707,782
Advance from customers (including advance from customers of the consolidated VIEs without recourse to the Group of RMB10,683 and RMB5,930 as of December 31, 2017 and 2018, respectively)	5,943	864	10,683
Amount due to related parties of the consolidated VIEs without recourse to the Group	10,695	1,556	8,143
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB62,042 and RMB159,736 as of December 31, 2017 and 2018, respectively)	213,975	31,121	93,798
Income tax payables of the consolidated VIEs without recourse to the Group	54,037	7,859	21,600
Notes payable of the consolidated VIEs without recourse to the Group	18,936	2,754	5,243
Bank borrowings of the consolidated VIEs without recourse to the Group	20,000	2,909	30,000
Total current liabilities	1,387,692	201,831	877,249
Deferred tax liabilities of the consolidated VIEs without recourse to the Group	4,962	722	2,470
Amount due to a related party, non-current of the consolidated VIEs without recourse to the Group			3,076
Other non-current liabilities of the consolidated VIEs without recourse to the Group	56,249	8,181	4,940
Total liabilities	1,448,903	210,734	887,735
Mezzanine equity
Total mezzanine equity			349,618
Commitments and contingencies (Note 24)
Equity
Ordinary shares			56
Additional paid-in capital	1,373,577	199,779	72,427
Accumulated retained earnings	340,046	49,457	131,192
Accumulated other comprehensive income	97,141	14,129	22,100
Total Huami Corporation shareholders’ equity	1,810,915	263,387	225,775
Noncontrolling interest	(1,337)	(194)	2,389
Total equity	1,809,578	263,193	228,164
Total liabilities, mezzanine equity and equity	3,258,481	473,927	1,465,517
Series A Preferred Shares
Mezzanine equity
Total mezzanine equity			26,770
Series B-1 Preferred Shares
Mezzanine equity
Total mezzanine equity			26,906
Series B-2 Preferred Shares
Mezzanine equity
Total mezzanine equity			¥ 295,942
Class A Ordinary Shares
Equity
Ordinary shares	36	5
Class B Ordinary Shares
Equity
Ordinary shares	¥ 115	$ 17